Expenses by Nature	12 Months Ended
Dec. 31, 2023
Expenses by Nature [Abstract]
Expenses by nature

26 Expenses by nature

The Group’s policy is to present expenses by function in the statement of income. Expenses by nature are disclosed below:

	2023	2022	2021
Cost of sales
Cost of inventories, raw materials and production inputs	(55,435,841)	(52,469,159)	(45,129,164)
Salaries and benefits	(7,641,355)	(6,951,628)	(6,178,825)
Depreciation and amortization	(1,873,776)	(1,649,450)	(1,445,850)
	(64,950,972)	(61,070,237)	(52,753,839)
Selling
Freight and selling expenses	(3,848,089)	(3,970,687)	(2,994,516)
Salaries and benefits	(302,395)	(242,342)	(179,489)
Depreciation and amortization	(63,990)	(62,188)	(57,037)
Advertising and marketing	(313,736)	(337,873)	(250,319)
Net impairment losses	(7,748)	(2,477)	(10,277)
Commissions	(58,376)	(66,122)	(60,117)
	(4,594,334)	(4,681,689)	(3,551,755)
General and administrative
Salaries and benefits	(1,247,927)	(1,297,972)	(1,117,757)
Fees, services purchased and general expenses	(735,386)	(670,385)	(712,694)
Depreciation and amortization	(211,095)	(196,288)	(170,793)
DOJ – department of justice and Antitrust agreements	(102,500)	(101,446)	(792,625)
Donations and social programs(1)	(18,166)	(22,891)	(18,278)
JBS Fund For The Amazon	—	(1,049)	(9,035)
	(2,315,074)	(2,290,031)	(2,821,182)

(1)      Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.

For the year ended December 31, 2023, the Group incurred expenses with internal research and development, in the amount of US$5,135 (US$8,311 and US$21,023 for the year ended December 31,2022 and 2021).

For the year ended December 31, 2023 and 2022, other income (expenses) includes gain (losses) of sale of assets, insurance recovery, asset impairment expenses, restructuring expenses, among others.